Stockholders' Deficiency (Details 3) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	207 Months Ended
	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Jul. 31, 2012	Jan. 31, 2013
Proceeds from Issuance of Convertible Preferred Stock	$ 1,975,000	$ 1,450,000	$ 0	$ 1,975,000	$ 1,975,000	$ 17,755,000
Derivative warrant liability fair value		(624,797)			(1,811,746)	(624,797)
Make-whole payments liability		(202,500)			(540,000)	(202,500)
Deemed dividend		$ (102,297)			$ (376,746)